Document and Entity Information Document	6 Months Ended
Oct. 02, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	CSRA Inc.
Entity Central Index Key	0001646383
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Oct. 02, 2015
Amendment Flag	false